TAXES ON INCOME (Schedule of Components of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Profit (loss) before taxes on income:
Loss before taxes on income	$ (7,049)	$ (4,129)	$ (14,663)	$ (3,373)	$ (2,677)
InspireMD, Inc. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	(2,226)		(7,029)
InspireMD Ltd. [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	(4,814)		(7,636)	(3,115)	(2,624)
InspireMD GmbH [Member]
Profit (loss) before taxes on income:
Loss before taxes on income	$ (9)		$ 2	$ (258)	$ (53)